Obligations Related to Finance Leases (Details) $ in Thousands	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability, Current	$ 20,517	$ 60,161
Finance Lease, Liability, Noncurrent	119,082	472,599
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	0
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Liability	139,599	532,760
Finance Lease, Liability, Current	20,517	60,161
Finance Lease, Liability, Noncurrent	119,082	472,599
Finance Lease Liability, Gross	$ 140,811	$ 536,480
Finance Lease, Weighted Average Discount Rate, Percent	8.40%	7.20%
Teekay Tankers | July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels | vessel	8
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (1,212)	$ (3,720)
Suezmax, Aframax and LR2 Vessels | Teekay Tankers
Capital Leased Assets [Line Items]
Approximate capital leases future minimum payments due	181,700	695,200
Finance Lease, Liability, Undiscounted Excess Amount	$ 40,900	$ 158,700
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | July 2017, November 2018, September 2021, November 2021, March 2022 and April 2022 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels | vessel	8